Fair value of financial instruments	6 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Fair value of financial instruments
10	Fair value of financial instruments

	30 September	31 March
	2025	2025
	€ m	€ m
Financial assets at fair value 1
Money market funds (included within Cash and cash equivalents) 2	3,265	2,130
Debt and equity securities (included within Other investments) 3	5,711	6,925
Derivative and other financial instruments (included within Trade and other receivables) 4	3,005	4,197
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables) 5	1,070	710
	13,051	13,962

Financial liabilities at fair value 1
Derivative and other financial instruments (included within Trade and other payables) 4	2,451	1,906
	2,451	1,906
Notes:
1.
The fair value of assets and liabilities are classified in the Fair Value hierarchy as follows: Level 1 comprises items where the fair value is determined by unadjusted quoted prices in active markets. Level 2 comprises items where the fair value is determined from inputs other than quoted prices, that are observable for the asset or liability, either directly or indirectly by unadjusted market quoted prices in active markets and market accepted valuation techniques. Level 3 comprises items where the fair value is determined by including one or more unobservable inputs to the valuation methodology.

2.	Items are measured at fair value and the valuation basis is Level 1.
3.
Quoted debt and equity securities of
€
1,504 million (31 March 2025:
€
2,811 million) are measured at fair value and classified as Level 1. Further equity and debt securities of
€
3,234 million (31 March 2025:
€
3,177 million) are measured at fair value and classified as Level 2. The remaining balance represents the Group’s investments in Zegona ordinary shares of
€
960 million (31 March 2025:
€
937 million) and convertible loan notes of
€
13 million, (31 March 2025: nil), measured at fair value and classified as Level 3 due to some of the inputs to the valuation model being unobservable inputs.

4.
Derivative financial assets and liabilities are measured at fair value and classified as Level 2.
€
2,882
 million (31 March 2025:
€
4,064
million) of derivative and other financial assets and
€
2,336
 million (31 March 2025:
€
1,824
million) of derivative and other financial liabilities are classified as
Non-current.

5.
Trade receivables at fair value through Other comprehensive income are measured at fair value and classified as Level 2. Of this,
€
471 million (31 March 2025:
€
289 million) are classified as
Non-current.

The fair value of the Group’s financial assets held at amortised cost approximates their fair value.
The fair value of the Group’s financial liabilities held at amortised cost approximate to fair value with the exception of long-term bonds with a carrying value of
€
31,514 million (31 March 2025:
€
34,873 million). These bonds have a fair value at 30 September 2025 of
€
29,622 million (31 March 2025:
€
31,325 million), based on Level 1 of the fair value hierarchy.
Level 3 financial instruments
Investment in Zegona ordinary shares
Following the completion of the sale of Vodafone Spain on 31 May 2024, the Group received the non-cash
consideration component in the form of
€
900 million Redeemable Preference Shares (‘RPS’) issued by EJLSHM Funding Ltd (‘EJLSHM’). The RPS will be redeemed 6 years after completion, or earlier if there is a material liquidity event or exit from Zegona that releases funds to its shareholders. The RPS have a nominal value, including accrued interest, of
€
960 million at 30 September 2025 (31 March 2025:
€
937 million).
EJLSHM subscribed for new ordinary shares in Zegona, equivalent to the value of the RPS, the future proceeds from which will be used to repay the RPS. Per the contractual arrangement, these ordinary shares do not carry voting rights, and their value is capped at the nominal value, including accrued interest, of the RPS. EJSHM is a consolidated special purpose entity for the Group, resulting in the elimination of the RPS and the recognition of an investment in the Zegona shares for the Group. The Zegona shares are recorded at fair value through profit and loss and have a fair value of
€
960 million on 30 September 2025 (31 March 2025:
€
937 million).
The valuation approach for the Zegona shares reflects the contractual terms of the RPS arrangement and utilises a bespoke option model which draws on observable Level 2 market data inputs, including bond yields, share prices, and foreign exchange rates. The model also includes certain key inputs that requires judgement. These include the timing on when EJLSHM will sell its shares in Zegona to settle its RPS liability to the Group, Zegona’s share price volatility and the share’s expected dividend yield.

The only judgement that could have a material impact on the valuation is the Zegona share price volatility. An increase/(decrease) of the share price volatility by 10% would have
€
nil impact due to fair value being capped at the nominal value of the RPS, including accrued interest at 30 September 2025.